Derivatives Instruments (Summary of Concentration Risk) (Details) - Credit Concentration Risk - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,300,000	$ 1,200,000
Receivables, net | Classification as assets held for sale
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 118,000	$ 0
% of total exposure	7.00%	0.00%
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 331,000	$ 151,000
% of total exposure	20.00%	10.00%
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 295,000	$ 188,000
% of total exposure	17.00%	12.00%
Receivables, net | Receivables
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,528,000	$ 1,290,000
% of total exposure	90.00%	84.00%
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 88,000	$ 47,000
% of total exposure	5.00%	3.00%
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 42,000	$ 33,000
% of total exposure	2.00%	2.00%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 165,000	$ 108,000
% of total exposure	10.00%	7.00%
Derivative Instruments (current and long-term) | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 166,000	$ 240,000
% of total exposure	10.00%	16.00%
Derivative Instruments (current and long-term) | Receivables and Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,694,000	$ 1,530,000
% of total exposure	100.00%	100.00%
Derivative Instruments (current and long-term) | Credit rating of A- or above | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 91,000	$ 138,000
% of total exposure	5.00%	9.00%
Derivative Instruments (current and long-term) | Credit rating of BBB- to BBB+ | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 1,000	$ 7,000
% of total exposure	0.00%	1.00%
Derivative Instruments (current and long-term) | Not rated | Derivatives
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 74,000	$ 95,000
% of total exposure	5.00%	6.00%
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 784,000	$ 951,000
% of total exposure	46.00%	62.00%
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 376,000	$ 476,000
% of total exposure	22.00%	31.00%
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 184,000	$ 194,000
% of total exposure	11.00%	13.00%
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 73,000	$ 84,000
% of total exposure	4.00%	5.00%
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 105,000	$ 103,000
% of total exposure	6.00%	7.00%
Regulated utilities | Receivables, net | Cash Collateral
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 46,000	$ 94,000
% of total exposure	3.00%	6.00%